Cover	Jun. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed on a Current Report on Form 8-K filed by Rafael Holdings, Inc. (the “Company”), on June 22, 2022, the Company entered into a Stock Purchase Agreement (the “SPA”) with I9 Plus, LLC, an entity affiliated with members of the family of Howard S. Jonas, the Executive Chairman of the Company. On July 6, 2022, pursuant to the SPA, the Company sold 3,225,806 shares of the Company’s Class B common stock to I9 Plus at a price per share of $1.86 and an aggregate sale price of $6 million. The price per share was calculated to be the greater of (1) the volume weighted average price for the Class B common stock on the New York Stock Exchange for the five trading days ending on June 21, 2022 (which were the five trading days beginning with the first full trading day following the date that the transaction was approved by the Board of Directors of the Company, and its Corporate Governance Committee which consists solely of independent members of the Board) and (2) the closing price of the Class B common stock on June 21, 2022 (the trading immediately preceding the date of the SPA to ensure that the sale price was not below the Minimum Price under NYSE Rule 312.03(b)).
Document Period End Date	Jun. 22, 2022
Entity File Number	1-38411
Entity Registrant Name	RAFAEL HOLDINGS, INC.
Entity Central Index Key	0001713863
Entity Tax Identification Number	82-2296593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	212
Local Phone Number	658-1450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.1 per share
Trading Symbol	RFL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false